Exhibit 2.schb

EXHIBIT 2

BIDS ATS FORM ATS-N

FORM BD SCHEDULE B

10/25/21, 2:47 PM Web CRD - BD Historical Filing » Schedule B [User Name: tlazo, OrgID: 141296]

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Primary Business Name: BIDS TRADING L.P. **BD Number: 141296**

BD - AMENDMENT

10/19/2021

BD - INDIRECT OWNERS

Ownership Codes:	C - 25% but less than 50%	E - 75% or more
	D - 50% but less than 75%	F - Other General Partners

Full Legal Name	DE/FE/I	Entity in Which Interest is Owned	Status	Date Acquired	Own. Code	Control Person	PR	CRD # (or SSN, IRS Tax #, Emp. ID)
BIDS HOLDINGS GP LLC	DE	BIDS HOLDINGS L.P.	GENERAL PARTNER	06/2006	F	Y	N	20-5087280
CBOE GLOBAL MARKETS, INC.	DE	CBOE OFF-EXCHANGE SERVICES, LLC	MEMBER	01/2019	E	Y	Y	20-5446972
CBOE OFF-EXCHANGE SERVICES, LLC	DE	BIDS HOLDINGS LP	LIMITED PARTNER	01/2021	E	Y	N	20-5446972
CBOE OFF-EXCHANGE SERVICES, LLC	DE	BIDS HOLDINGS GP LLC	MEMBER	01/2021	E	Y	N	20-5446972

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